SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGEMENTS (Details)	12 Months Ended
Dec. 31, 2018 director
Yinxing Energy
Significant accounting estimates and judgements
Ownership interest in subsidiary (in percent)	40.23%
Ownership interest in subsidiary held by the other majority shareholders (in percent)	59.77%
Chalco Mining
Significant accounting estimates and judgements
Ownership interest in subsidiary (in percent)	18.86%
Guizhou Huaren
Significant accounting estimates and judgements
Ownership interest in subsidiary (in percent)	40.00%
Shanxi Zhongrun
Significant accounting estimates and judgements
Ownership interest in subsidiary (in percent)	40.00%
Chalco Resources
Significant accounting estimates and judgements
Ownership interest in associate (in percent)	6.68%
Number of directors can be appointed	1
Total number of directors	5
China Rare Earth
Significant accounting estimates and judgements
Ownership interest in associate (in percent)	14.62%
Number of directors can be appointed	1
Total number of directors	7
Chinalco Capital
Significant accounting estimates and judgements
Voting rights in associate (in percent)	17.70%
Number of directors can be appointed	1
Total number of directors	3
New Aluminum Power
Significant accounting estimates and judgements
Ownership interest in associate (in percent)	16.00%
Number of directors can be appointed	1
Total number of directors	9
Inner Mongolia Qiliugou
Significant accounting estimates and judgements
Ownership interest in associate (in percent)	14.29%
Voting rights in associate (in percent)	20.00%